Share-Based Compensation (Share-Based Compensation Principal Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-Based Compensation
Risk free interest rate, lower limit	1.00%	1.70%	2.20%
Risk free interest rate, upper limit	2.10%	2.40%	3.40%
Expected volatility, lower limit	45.40%	41.30%
Expected volatility, upper limit	46.20%	46.80%
Expected volatility			29.50%
Expected dividend yield, lower limit	0.10%
Expected dividend yield, upper limit	1.70%
Expected dividend yield		0.10%	0.10%
Forfeiture rate	5.00%	5.00%	5.00%
Expected life in years, lower limit	4.6	4.4
Expected life in years, upper limit	5.1	5.1
Expected life in years			4.3